AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 18, 2014.
No. 811-22704
No. 333-180879

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 13	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15	[X]

(Check appropriate box or boxes)

CAMBRIA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (310) 683-5500

Name and Address of Agent for Service:	With a copy to:
Corporation Service Company	Stacy L. Fuller
2711 Centreville Road	K&L Gates LLP
Suite 400	1601 K Street NW
Wilmington, DE 19808	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in the Registrant’s registration statement on August 27, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 13 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 17th day of September 2014.

CAMBRIA ETF TRUST

By:	/s/ Eric W. Richardson
Eric W. Richardson
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Peter Rodriguez	Principal Financial Officer	September 17, 2014
Peter Rodriguez

/s/ Eric W. Richardson	President and Trustee	September 17, 2014
Eric W. Richardson

/s/ Eric Leake	Trustee	September 17, 2014
Eric Leake*

/s/ Dennis G. Schmal	Trustee	September 17, 2014
Dennis G. Schmal*

* Signatures affixed by Stacy L. Fuller on September 17, 2014 pursuant to a power of attorney filed on May 2, 2013.

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase